Subsequent Event PARTIAL REPURCHASE OF THE 4.25% CONVERTIBLE SENIOR NOTES DUE 2016 (Details) (USD $)	12 Months Ended			2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 27, 2015	Feb. 05, 2015	Feb. 28, 2013	Feb. 05, 2013
Subsequent Event [Line Items]
Loss due to unamortized discount on Convertible Notes written off	$ (521,000)	$ (6,275,000)	$ 0
Amount funding Convertible Notes repurchase - Tranche C					138,000,000
4.25% Convertible Senior Notes
Subsequent Event [Line Items]
Stated interest rate on debt instrument	4.25%	4.25%
4.25% Convertible Senior Notes | 4.25% Convertible Senior Notes due 2016
Subsequent Event [Line Items]
Stated interest rate on debt instrument	4.25%
Repurchase percentage of Convertible Notes				100.00%
Debt Instrument, Repurchased Face Amount	151,000,000
Principal amount of Convertible Notes repurchased	200,000,000				49,000,000
Loss due to unamortized discount on Convertible Notes written off				13,000,000
Senior Notes [Member] | 7.875% Senior Secured Notes due 2021
Subsequent Event [Line Items]
Stated interest rate on debt instrument	7.875%	7.875%				7.875%	7.875%
Repurchase percentage of Convertible Notes	103.00%
Principal amount of Convertible Notes repurchased						425,000,000
Amount funding Convertible Notes repurchase - Tranche C					$ 150,900,000